Exhibit 99.5

FIGRE 2024-SL1 Rebuttal Findings 10.02.2024

Seller:

Deal ID:

Total Loan Count: 514

Loans by Grade in Population
Loan Grade	Count	Percentage
1	498	96.89%
2	2	0.39%
3	14	2.72%

Trade Summary
Loan Status	Count	Percentage
Review Complete	498	96.89%
In Rebuttal	16	3.11%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	15	0	0	15	0	0	0	15	0	0	0
2	4	0	0	4	0	0	0	0	0	4	0
1	498	0	0	498	0	0	0	0	0	0	498

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	19	15	0	4	15	0	4
Security Instrument - Inaccurate	10	10	0	0	10	0	0
Security Instrument - Name Discrepancy	4	4	0	0	4	0	0
HELOC Brochure - Missing	1	0	0	1	0	0	1
HELOC Initial/Early Disclosure - Missing	1	0	0	1	0	0	1
HOC - Undated	1	0	0	1	0	0	1
Security Instrument - Missing Rider/Addendum	1	1	0	0	1	0	0
State Testing	1	0	0	1	0	0	1

FIGRE 2024-SL1 Rebuttal Findings 10.02.2024

Seller:

Deal ID:

Total Loan Count: 514